Note 18 - Tax assets and Liabilities	6 Months Ended
Jun. 30, 2018
Disclosure Of Tax Assets And Liabilties Abstract
Disclosure Of Tax Assets And Liabiltiies Explanatory

Tax assets and liabilities

Consolidated tax group

Pursuant to current legislation, the BBVA Consolidated Tax Group includes the Bank (as the parent company) and its Spanish subsidiaries that meet the requirements provided for under Spanish legislation regulating the taxation regime for the consolidated profit of corporate groups.

The Group’s non-Spanish other banks and subsidiaries file tax returns in accordance with the tax legislation in effect in each country.

Current and deferred taxes

The balance under the heading "Tax assets" in the accompanying consolidated balance sheets includes current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the most important tax assets and liabilities are as follows:

Tax assets and liabilities (Millions of euros)
	June 2018	December 2017
Tax assets
Current tax assets	2,195	2,163
Deferred tax assets	15,221	14,725
Total	17,416	16,888
Tax Liabilities
Current tax liabilities	1,428	1,114
Deferred tax liabilities	2,186	2,184
Total	3,614	3,298